Capital Structure	12 Months Ended
Dec. 31, 2025
Capital Structure [Abstract]
Capital Structure
8.	Capital Structure:

Formation of the Company. On June 11, 2024, Icon acquired all of the outstanding shares of Maui in exchange for 15,000 Series A Preferred Shares, 1,500,000 Series B Preferred Shares, and 1,000 common shares of Icon. Maui was incorporated on October 27, 2022, under the laws of the Republic of Marshall Islands and, on May 3, 2023, entered into a deed of transfer of shares with the shareholders of Positano, whereby all outstanding shares of Positano were transferred to Maui. The transaction was accounted for as described in Note 1 “Basis of Presentation and General Information” herein. The main characteristics of the Series A Preferred Shares and the Series B Preferred Shares are as follows:

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Series A Preferred Shares have a stated amount of $1,000 each, are perpetual, non-redeemable, have no maturity date and rank senior to the Company’s common shares and Series B Preferred Shares, with respect to dividend distributions and distributions upon liquidation, dissolution or winding up of the affairs of the Company, or upon sale of all or substantially all of the assets, property or business of the Company, or upon a change of control of the Company.

Each holder of Series A Preferred Shares has the right, subject to certain conditions, at any time commencing on July 16, 2025 and until July 15, 2032, to convert all (but not a portion), of the Series A Preferred Shares beneficially held by such holder into a number of common shares equal to the quotient of the aggregate stated amount of the Series A Preferred Shares converted plus any accrued and unpaid dividends divided by the conversion rate then in effect. The conversion rate is equal to the lower of (i) $1,200 per common share, subject to certain anti-dilution adjustments (i.e. in the event of capital reorganization, merger, stock dividend or other distribution of the Company’s assets, stock split or combination) (the “Pre-Determined Price”) and (ii) the volume weighted average price (“VWAP”) of the Company’s common shares over the five consecutive trading day period expiring on the trading day immediately prior to the date of delivery of written notice of the conversion. The Pre-Determined Price is also subject to adjustments, when the Company issues equity securities at prices below the Pre-Determined Price then in effect. In that event, the Pre-Determined Price shall be reduced to an amount equal to the effective price of such issuance of equity securities. Such adjustment, may have an effect incremental to maintaining the value of the conversion privilege and, therefore, constitutes a down round feature. The issuance of the Company’s equity securities in the January 2025 offering (as discussed below) and pursuant to the Standby Equity Purchase Agreement (also discussed below), would have triggered such feature, however, same have been deemed to be issuances of “Excluded Shares” as defined in the terms of the Series A Preferred Shares and, therefore, all potential adjustments to the Pre-Determined Price as a result of the January 2025 offering and the issuance of common shares pursuant to the Standby Equity Purchase Agreement have been waived.

The holders of Series A Preferred Shares have no voting rights, subject to limited exceptions, and are entitled to receive biannual dividends, on each June 30 and December 31, payable in cash or in kind (in the form of additional Series A Preferred Shares) or in a combination thereof, in the Company’s option, accruing at the applicable dividend rate per annum on the stated amount per Series A Preferred Share and on any unpaid accrued dividends. Dividends on Series A Preferred Shares are cumulative and accrue, whether or not declared by the Company’s Board of Directors, however, such dividends are payable only when, as, and if declared by the Company’s Board of Directors. In each event of non-payment or payment in kind, the dividend rate then in effect shall increase by a factor of 1.33 (“Non-payment Rate Adjustment”) or 1.30 (“PIK Rate Adjustment”), respectively, from the day of such event onwards. On the day a previous non-payment is rectified by payment in cash, the relevant Non-payment Rate Adjustment will cease to apply. If the previous non-payment is rectified by payment in kind, the relevant Non-payment Rate Adjustment will cease to apply and the PIK Rate Adjustment will be permanently applied instead. Partial non-payments, payments in kind or rectifications of previous non-payments, will be treated proportionally.

Dividends accrued on Series A Preferred Shares from their initial issuance on June 11, 2024 through December 31, 2024, amounted to $977 at an average applicable dividend rate of 11.7%. This amount is presented in the accompanying consolidated statements of (loss)/income for the year ended December 31, 2024 as a deduction from the net loss of the relevant period to derive the net loss attributable to common shareholders. This amount is not reflected in the accompanying December 31, 2024 consolidated balance sheet as it had not been declared at that time. Dividends accrued on Series A Preferred Shares for the year ended December 31, 2025, amounted to $2,977 at an average applicable dividend rate of 18.5%. This amount is presented in the accompanying consolidated statements of (loss)/income for the year ended December 31, 2025 as a deduction from the net loss of the relevant period to derive the net loss attributable to common shareholders. On June 30, 2025, and December 31, 2025, the Company issued 2,249 and 1,705 Series A Preferred Shares, respectively, as payment-in-kind for the dividends accrued up to such dates, totaling $3,954. Following these payments-in-kind, the applicable dividend rate increased to 25.7% to reflect the application of the PIK Rate Adjustments (see Note 2 “Significant Accounting Policies and Recent Accounting Pronouncements” herein).

The holders of Series A Preferred Shares also have the right to participate, on an as-converted basis, in certain non-recurring dividends and distributions declared or made on common shares. Accordingly, the sole holder of Series A Preferred Shares did not participate on an as-converted basis or otherwise, in any of the dividends the Company has declared and paid to common shareholders. Lastly, no cash dividend may be paid to common shareholders unless full cumulative dividends have been, or contemporaneously are being, paid or provided for on all outstanding Series A Preferred Shares for all prior and then-ending dividend periods. Nevertheless, the sole holder of the Series A Preferred Shares has consented to the payment of all the dividends the Company has so far declared and paid to common shareholders.

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Series B Preferred Shares are perpetual, non-redeemable, not convertible into common shares, have no maturity date and rank pari-passu with the Company’s common shares. Each Series B Preferred Share has the voting power of 1,000 common shares and counts for 1,000 votes for purposes of determining quorum at a meeting of shareholders, subject to adjustments to maintain a substantially identical voting interest in the Company following certain events. The holders of Series B Preferred Shares have no dividend or distribution rights, other than upon the Company’s liquidation, dissolution or winding up, in which event the holders of Series B Preferred Shares shall be entitled to receive a payment up to an amount equal to the par value per Series B Preferred Share. Also, if the Company declares or makes any dividend or other distribution of voting securities of a subsidiary to the holders of the Company’s common shares by way of a spin off or other similar transaction, then, in each such case, each holder of Series B Preferred Shares shall be entitled to receive preferred shares of the subsidiary whose voting securities are so distributed with at least substantially similar rights, preferences, privileges and voting powers, and limitations and restrictions as those of the Series B Preferred Shares.

Shareholders’ rights agreement.  On July 11, 2024, the Company entered into a shareholders’ rights agreement (the “Rights Agreement”) with Computershare Trust Company, N.A., as rights agent. Pursuant to the Rights Agreement, each of the Company’s common shares includes one right (“Right”) that entitles the holder to purchase from the Company one one-thousandth of a share of Series C Participating Preferred Share (the “Series C Preferred Share”) for $5,000 (the “Series C Exercise Price”), once the Rights become exercisable, subject to specified adjustments. The Rights will separate from the common shares and become exercisable only if a person or group acquires beneficial ownership of 10% (15% in the case of a passive institutional investor) or more of the Company’s outstanding common shares, in a transaction not approved by the Company’s Board of Directors, provided that none of the Company’s Chairwoman and Chief Executive Officer or her controlled affiliates will be considered an “acquiring person.” In that situation, each holder of a Right (other than the acquiring person, whose Rights will become void and will not be exercisable) will have the right to purchase, in lieu of one one-thousandth of a Series C Preferred Share, upon payment of the Series C Exercise Price, a number of the Company’s common shares having a then-current market value (as defined in the Rights Agreement) equal to twice the Series C Exercise Price. In addition, if the Company is acquired in a merger or other business combination after an acquiring person acquires 10% (15% in the case of a passive institutional investor) or more of the Company’s common shares, each holder of a Right will thereafter have the right to purchase, in lieu of one one-thousandth of a Series C Preferred Share, upon payment of the Series C Exercise Price, a number of common shares of the acquiring person having a then-current market value equal to twice the Series C Exercise Price. The acquiring person will not be entitled to exercise these Rights. Furthermore, the Company’s Board of Directors may redeem the Rights for $0.001 per Right under certain circumstances. If the Board of Directors redeems any Rights, it must redeem all of the Rights. Once the Rights are redeemed, the only right of the holders of the Rights will be to receive the redemption price of $0.001 per Right. In addition, after a person or group becomes an acquiring person, but before an acquiring person owns 50% or more of the Company’s outstanding common shares, the Board of Directors may extinguish the Rights by exchanging one common share or an equivalent security for each Right, other than Rights held by the acquiring person. In certain circumstances, the Company may elect to exchange the Rights for cash or other of the Company’s securities having a value approximately equal to one common share. Under the Rights Agreement’s terms, it will expire on July 11, 2034.

Initial public offering. On July 15, 2024, the Company completed the initial public offering of 6,250 of its common shares, at an offering price of $800 per share, for gross proceeds of approximately $5,000, before deducting underwriting discounts and offering expenses. Icon’s common shares began trading on the Nasdaq Capital Market on July 12, 2024, under the symbol “ICON.” Issuance costs directly attributable to the Company’s initial public offering were initially deferred and, in turn, charged against the gross proceeds of that offering.

First Representative’s Warrant. On July 15, 2024, in connection to the Company’s initial public offering, the Company issued to Maxim Group LLC, for acting as sole book-running manager, a warrant to purchase up to 400 common shares, in whole or in parts, at an exercise price of $880 per common share, subject to certain anti-dilution adjustments (i.e. in the event of capital reorganization, merger, stock dividend or other distribution of the Company’s assets, stock split or combination)  (the “First Representative’s Warrant”). If at the time of exercise of the First Representative’s Warrant there is no effective registration statement registering, or the prospectus contained therein is not available for the issuance of, the common shares issuable upon such exercise, then the First Representative’s Warrant may only be exercised, in whole or in part, by means of a cashless exercise in which case, the holder shall be entitled to receive a number of common shares equal to the difference between the applicable spot price per common share of the Company (as determined in the First Representative’s Warrant) and the exercise price then in effect, multiplied by the number of common shares that would be issuable upon a cash exercise, divided by the applicable spot price per common share of the Company (as determined in the First Representative’s Warrant). The First Representative’s Warrant is exercisable on or after January 11, 2025, expires on July 11, 2027, and does not entitle its holder to any voting rights, dividends or other rights as a shareholder of the Company prior to its exercise. As of December 31, 2025, no First Representative’s Warrants had been exercised.

The accounting of the First Representative’s Warrant was assessed in accordance with the Company’s policy for distinguishing liabilities from equity (see Note 2 “Significant Accounting Policies and Recent Accounting Pronouncements” herein) and it was determined that classification as equity is appropriate and that no features required bifurcation. In addition, since the First Representative’s Warrant was issued to Maxim Group LLC for its services in connection with the Company’s initial public offering, the Company considered the provisions of ASC 718 “Compensation-Stock Compensation” and the cost of the First Representative’s Warrant was classified within shareholders’ equity, against the respective offering proceeds.

January 2025 offering. On January 24, 2025, the Company completed a public offering of 45,802 units, each unit consisting of one common share and one warrant (the “Class A Warrants”) to purchase common shares, at an offering price of $262 per unit (such numbers retroactively adjusted for the Reverse Stock Splits), for gross proceeds of approximately $12,000, before deducting underwriting discounts and offering expenses. Issuance costs directly attributable to the Company’s January 2025 offering were immediately expensed, since the Class A Warrants were classified as a liability (see section “Class A Warrants” below) at an initially estimated fair value that exceeded the proceeds received. Such issuance costs, amounting to $1,293, are included in “interest and finance costs, net” in the accompanying consolidated statement of (loss)/income. The Company’s principal purpose for the offering was to obtain additional capital to fund its operations and growth, including, among other things, funding for working capital needs, debt repayments and fleet expansion.
Placement Agent’s Warrant. On January 24, 2025, in connection to the Company’s January 2025 offering, the Company issued to Maxim Group LLC, for acting as placement agent, a warrant to purchase up to 2,290 common shares, in whole or in parts, at an exercise price of $288.20 per common share, subject to certain anti-dilution adjustments (i.e. in the event of capital reorganization, merger, stock dividend or other distribution of the Company’s assets, stock split or combination)  (the “Placement Agent’s Warrant”). If at the time of exercise of the Placement Agent’s Warrant there is no effective registration statement registering, or the prospectus contained therein is not available for the issuance of, the common shares issuable upon such exercise, then the Placement Agent’s Warrant may only be exercised, in whole or in part, by means of a cashless exercise in which case, the holder shall be entitled to receive a number of common shares equal to the difference between the applicable spot price per common share of the Company (as determined in the Placement Agent’s Warrant) and the exercise price then in effect, multiplied by the number of common shares that would be issuable upon a cash exercise, divided by the applicable spot price per common share of the Company (as determined in the Placement Agent’s Warrant). The Placement Agent’s Warrant is exercisable on or after July 24, 2025, expires on July 24, 2028, and does not entitle its holder to any voting rights, dividends or other rights as a shareholder of the Company prior to its exercise. As of December 31, 2025, no Placement Agent’s Warrants have been exercised.

The accounting of the Placement Agent’s Warrant was assessed in accordance with the Company’s policy for distinguishing liabilities from equity (see Note 2 “Significant Accounting Policies and Recent Accounting Pronouncements” herein) and it was determined that classification as equity is appropriate and that no features required bifurcation. In addition, since the Placement Agent’s Warrant was issued to Maxim Group LLC for its services in connection with the Company’s January 2025 offering, the Company considered the provisions of ASC 718 “Compensation-Stock Compensation” and the cost of the Placement Agent’s Warrant was immediately expensed similarly to the issuance costs related to the January 2025 offering, discussed above.

Class A Warrants. The Class A Warrants included in the units sold by the Company in its January 2025 offering were immediately exercisable upon issuance, subject to certain beneficial ownership limitations, and expire on January 24, 2028. The Class A Warrants also contain certain (i) provisions adjusting the exercise price and number of underlying common shares and (ii) mechanisms pursuant to which the holders can exercise each Class A Warrant for no additional cash consideration. Based on the combination of these features, the maximum number of underlying common shares ranged between 45,802 and 458,015. As of December 31, 2025, substantially all of the Class A Warrants had been exercised via such cashless mechanism and the Company issued 383,976 common shares. The remaining Class A Warrants can be exercised for up to 10 common shares.

The accounting of the Class A Warrants was assessed in accordance with the Company’s policy for distinguishing liabilities from equity (see Note 2 “Significant Accounting Policies and Recent Accounting Pronouncements” herein) and it was determined that the Class A Warrants cannot be considered indexed to the Company’s stock due to alternative settlement method and, therefore, they were recorded as liabilities at fair value. The excess of such fair value over the proceeds received was recognized as a loss in the consolidated statement of (loss)/income. Upon each settlement and reporting period end date, the Class A Warrants were remeasured to their fair value with the resulting (loss)/gain from changes in fair value being recorded in the consolidated statement of (loss)/income, the respective liability settled, and shares issued recorded in equity with appropriate allocation between par value and additional paid in capital. As of December 31, 2025, substantially all of the Class A Warrants had been exercised and the Company recorded a net loss of $537, which is included in “loss on equity-linked instruments, net” in the accompanying consolidated statement of (loss)/income. For further details about these fair value measurements see Note 10 “Financial Instruments and Fair Value Disclosures.”

NASDAQ Minimum Bid Price. On March 7, 2025, the Company received a written notification from The Nasdaq Stock Market (“Nasdaq”), indicating that because the closing bid price of its common shares for 30 consecutive trading days, from January 23, 2025, to March 6, 2025, was below $1.00 per share, the Company was no longer in compliance with Nasdaq Listing Rule 5550(a)(2) (the “Minimum Bid Price Requirement”). On April 1, 2025, the Company effected the April 2025 Reverse Stock Split (as discussed below) and subsequently received a letter from Nasdaq confirming that the Company had regained compliance with the Minimum Bid Price Requirement.

Reverse stock splits. On April 1, 2025, Icon effected a reverse stock split (the “April 2025 Reverse Stock Split”), whereby every forty of its issued and outstanding common shares were automatically converted into one. On January 8, 2026, Icon effected a further reverse stock split (the “January 2026 Reverse Stock Split” and together with the April 2025 Reverse Stock Split, the “Reverse Stock Splits”), whereby every five of its issued and outstanding common shares were automatically converted into one. The Reverse Stock Splits were effected without any change in the par value per share or the total number of common shares Icon is authorized to issue, and fractional shares were settled in cash. Also, the Reverse Stock Splits did not (i) affect any common shareholder’s ownership percentage (except as a result of the cancellation of fractional shares), (ii) have any direct impact on the market capitalization of the Company, or (iii) modify any voting rights or other terms of the common shares.

Dividends paid in cash to Common Shareholders. On May 30, 2025, the Company paid a cash dividend of $0.35 per common share, or $153 in aggregate which is presented as reduction to additional paid in capital. On December 27, 2024, the Company paid a cash dividend of $17 per common share, or $123 in aggregate. On September 30, 2024, the Company paid a cash dividend of $16 per common share, or $116 in aggregate. On May 13, 2024, the Company returned an amount of $3,000 of additional paid-in capital. As this return of additional paid-in capital was made after December 31, 2023, but prior to the Company’s initial public offering, it has been given retroactive effect in the consolidated balance sheet as of December 31, 2023.

Dividend paid in kind to holders of Series A Preferred Shares. On June 30, 2025, the Company paid in kind a dividend on Series A Preferred Shares in the amount of $2,249, by issuing 2,249 Series A Preferred Shares. On December 31, 2025, the Company paid in kind a dividend on Series A Preferred Shares in the amount of $1,705, by issuing 1,705 Series A Preferred Shares. Both amounts are presented as reduction to additional paid in capital in the accompanying consolidated balance sheet as of December 31, 2025. No dividends were paid in cash to the holders of the Company’s Series A Preferred Shares during the years ended December 31, 2025, and 2024.

August 2025 Standby Equity Purchase Agreement. On August 27, 2025, the Company entered into a Standby Equity Purchase Agreement (“SEPA”) with YA II PN, Ltd., a Cayman Islands exempt limited company (“Yorkville”), pursuant to which the Company has the right, but not the obligation, to issue (each such issuance, an “Advance”) to Yorkville, and Yorkville has the obligation to subscribe for, up to $20,000 (the “Commitment Amount”) of the Company’s common shares, from time to time during a three-year commitment period ending August 27, 2028, subject to certain conditions, including trading volume thresholds and the Company having in place an effective registration statement for the resale by Yorkville of the common shares to be issued under the SEPA. The SEPA does not require Yorkville to subscribe for or acquire any common shares under the SEPA if those common shares, when aggregated with all other common shares beneficially owned by Yorkville and its affiliates, would result in Yorkville and its affiliates (on an aggregated basis) beneficially owning more than 4.99% of the then outstanding voting power or number of common shares. Under each Advance, the Company may issue common shares to Yorkville at a price equal to either (i) 96% of the daily VWAP during a one-day pricing period or (ii) 97% of the lowest daily VWAP during a three-day pricing period, at the Company’s election.
In connection with the SEPA, the Company paid to Yorkville a structuring and due diligence fee in the amount of $25. In addition, the Company has agreed to pay a commitment fee equal to 1% of the Commitment Amount as follows: half due at execution of the SEPA, and the remaining half due at the earlier of (i) $10,000 worth of Advances or (ii) the 6-month anniversary of the execution of the SEPA. At each due date, the Company shall have the option, at its discretion, to pay all or a portion of the commitment fee then due by the issuance of such number of common shares that is equal to the applicable portion of the commitment fee divided by the average of the daily VWAPs of the Company’s common shares during the three trading days immediately prior to the applicable due date. Upon the execution of the SEPA, the Company issued 9,049 common shares to Yorkville in satisfaction of the first half of the commitment fee.

The accounting of the SEPA, which, subject to its terms and conditions, gives the right to the Company to require Yorkville to purchase common shares from the Company (“put right”), was assessed in accordance with the Company’s policy for contracts in its own equity (see Note 2 “Significant Accounting Policies and Recent Accounting Pronouncements” herein) and it was determined that the SEPA is an equity-linked instrument that does not qualify for equity classification. Accordingly, the put right was measured at fair value on the agreement date and remeasured as of December 31, 2025. The Company analyzed the terms of the freestanding put right and concluded that its fair value was de-minimis at both measurement dates. Issuance costs directly attributable to the SEPA in the amount of $532 were immediately recognized in “interest and finance costs, net” in the accompanying consolidated statement of (loss)/income.
As of December 31, 2025, the Company had issued 245,900 common shares under the SEPA, resulting in net proceeds of $1,407 and a net gain on issuance of $92 which is included in “loss on equity-linked instruments, net” in the accompanying consolidated statements of (loss)/income. As of such date, $18,593 of the Commitment Amount remains available for future Advances.
December 2025 Share Repurchase Program. On December 18, 2025, the Company’s Board of Directors authorized a share repurchase program under which the Company may, from time to time, repurchase up to an aggregate of $1,000 of its outstanding common shares through December 31, 2026 (the “Program”). Repurchases under the Program may be made, from time to time, in privately negotiated transactions, in open market transactions, or by other means, including through trading plans intended to qualify under Rule 10b-18 and/or Rule 10b5-1 of the U.S. Securities Exchange Act of 1934, as amended. The amount and timing of any repurchases made under the Program will be at the Company’s sole discretion and will depend on a variety of factors, including legal requirements, market conditions, other investment opportunities, available liquidity, and the prevailing market price of the Company’s common shares. The Program does not obligate the Company to repurchase any dollar amount or number of common shares and may be suspended or discontinued at any time at the Company’s discretion. As of December 31, 2025, no common shares had been repurchased under the Program.